Related party transactions: (Details Textual) - USD ($)	1 Months Ended				8 Months Ended	9 Months Ended	12 Months Ended
	May. 08, 2015	Jan. 28, 2015	Aug. 31, 2013	Nov. 30, 2012	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Due to Officers or Stockholders, Current					$ 50,000	$ 50,000	$ 50,000	$ 50,000
Stock Issued During Period, Shares, New Issues		202,673			285,051
Share Price	$ 3.00	$ 3.75
Lessee Leasing Arrangements, Operating Leases, Term of Contract							2 years
Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues	77,590					2,014,000	16,287	0	740
Warrant [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues			10,625
License Agreement With Regent Court Technology Llc [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Date							Jan. 01, 1998
Percentage Of Royalty Payments On Product Sales							2.00%
Percentage Of Royalty Payments On Income From Subleasing							6.00%
Jonnie R Williams [Member]
Related Party Transaction [Line Items]
Warrants Exercised During Period Number Of Warrants				1,000,000
Warrants Exercised During Period Exercise Price				$ 1.50
Warrants Exercised During Period Value				$ 1,500,000
Roskamp Institute [Member]
Related Party Transaction [Line Items]
Payments for Royalties							$ 100,000	$ 400,000	$ 300,000
Payments to Acquire in Process Research and Development							$ 600,000	900,000	$ 1,200,000
Percentage Of Royalties Paid							5.00%
Operating Leases Minimum Rentals Original Monthly Amount							$ 2,000
Operating Leases Minimum Rentals Additional Monthly Amount							250
Security Deposit							$ 2,000
Lessee Leasing Arrangements, Operating Leases, Term of Contract							24 months
Lessee Leasing Arrangements, Operating Leases, Renewal Term							12 months
Operating Leases, Rent Expense, Net							$ 30,000
Administrative Fees Expense							42,000
Accrued Rent							$ 1,000,000	$ 5,000,000
Roskamp Institute [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues										254,452	769,230
Roskamp Institute [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Warrants Exercised During Period Number Of Warrants										254,452	769,230
Share Price										$ 4.00	$ 1.50